Short-Term Bank Credit And Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 0	$ 557
Short Term Bank Credit
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 0	$ 557
Interest rate, minimum	1.85%